Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
As of December 31, 2019, future minimum payments under
non-cancellable
agreements consist of the following:

Twelve months ended December 31	Operating commitments
RMB
2020	10,787
2021	5,598
2022	4,086
2023 and thereafter	3,204

23,675

As of June 30, 2020, future minimum payments under
non-cancellable
agreements consist of the following:

Twelve months ended June 30, 2020	Operating commitments
RMB
2021	10,860
2022	4,578
2023	4,103
2024 and thereafter	1,196

20,737